Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Amounts included in Accumulated other comprehensive income, before tax
December 31,	2013	2012
(Dollars in thousands)
Net prior service costs	$18,833	$22,438
Net actuarial loss	(20,713)	(36,510)
	$(1,880)	$(14,072)

Amounts included in comprehensive income
Year Ended December 31, 2013	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$13,345	$(5,086)	$8,259
Amortization of prior service costs	(3,605)	1,374	(2,231)
Amortization of actuarial losses	2,452	(934)	1,518
Total gains (losses) recognized in Comprehensive income	$12,192	$(4,646)	$7,546

Year Ended December 31, 2012	Before-Tax	Deferred Income Tax Benefit (Expense)	Net-of-Tax
(Dollars in thousands)
Net actuarial gains (losses)	$90	$(143)	$(53)
Amortization of prior service costs	(3,735)	5,950	2,215
Amortization of actuarial losses	2,517	(4,010)	(1,493)
Total gains (losses) recognized in Comprehensive income	$(1,128)	$1,797	$669

Funded status of post-retirement benefit plans
December 31,	2013	2012
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$54,568	$50,113
Service cost	1,348	1,197
Interest cost	2,137	2,297
Actuarial (gain) loss	(9,437)	3,179
Prescription drug subsidy	-	542
Benefits paid	(2,474)	(2,760)
Benefit obligation at end of year	46,142	54,568
Change in plan assets
Fair value of plan assets at beginning of year	45,047	41,267
Actual return (loss) on plan assets	6,973	6,264
Employer contribution	197	276
Benefits paid	(2,474)	(2,760)
Fair value of plan assets at end of year	49,743	45,047
Funded status	$3,601	$(9,521)

Fair value of plan assets
December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$12,697	$-	$-	$12,697
International equity	9,876	-	-	9,876
Money market	1,798	-	-	1,798
US large cap	20,861	-	-	20,861
US small cap	4,500	-	-	4,500
Other	-	11	-	11
Total plan assets at fair value	$49,732	$11	$-	$49,743

December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Mutual funds
Bond	$11,285	$-	$-	$11,285
International equity	8,868	-	-	8,868
Money market	1,983	-	-	1,983
US large cap	18,823	-	-	18,823
US small cap	4,074	-	-	4,074
Other	-	14	-	14
Total plan assets at fair value	$45,033	$14	$-	$45,047

Plan asset investment allocation
		Allocation of Plan Assets
		at December 31,
Investment	Target Asset
Category	Allocation	2013	2012
U.S. equities	50%	51.0%	50.8%
International equities	20%	19.9%	19.7%
Debt securities	30%	29.1%	29.5%

Net periodic benefit cost
Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Service cost	$1,348	$1,197	$1,116
Interest cost	2,137	2,297	2,368
Expected return on plan assets	(3,065)	(2,995)	(3,496)
Amortization of prior service costs (1)	(3,605)	(3,735)	(3,815)
Amortization of actuarial losses (2)	2,452	2,517	1,934
Net post-retirement cost	$(733)	$(719)	$(1,893)

(1)	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

(2)	Based on straight-line amortization over the average time remaining before active employees retire.

Assumptions used to calculate net periodic benefit cost
The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2013	2012
Benefit obligations
Discount rate	5.00%	4.00%

Net periodic benefit cost
Discount rate	4.00%	4.70%
Expected return on plan assets	7.00%	7.50%

Change in health care cost trend rate
	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$18	$(17)
Effect on post-retirement benefit obligation	$301	$(281)

Estimated future post-retirement benefit payments
Estimated Future
Post-Retirement
Year	Benefit Payments
(Dollars in thousands)
2014	$2,082
2015	2,059
2016	2,143
2017	2,117
2018	2,138
2019-2023	13,294